Trade Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 359,542	$ 14,553	$ 20,485
Allowance for doubtful accounts	(2,771)	(3,012)	(2,606)
Total	$ 356,771	$ 11,541	$ 17,879